Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Basic Earnings Per Common Share
Net income attributable to bank shareholders	$ 1,290	$ 1,703	$ 133
Dividends on preferred shares and distributions on other equity instruments	(40)		(38)
Net income available to common shareholders	$ 1,250		$ 95
Weighted-average number of common shares outstanding	723,751		691,259
Basic earnings per common share	$ 1.73	$ 2.19	$ 0.14
Diluted Earnings Per Common Share
Net income available to common shareholders adjusted for impact of dilutive instruments	$ 1,250		$ 95
Weighted-average number of common shares outstanding	723,751		691,259
Effect of dilutive instruments
Stock options potentially exercisable	3,816		4,760
Common shares potentially repurchased	(2,981)		(3,392)
Weighted-average number of diluted common shares outstanding	724,586		692,627
Diluted earnings per common share	$ 1.73	$ 2.19	$ 0.14